Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods

All figures in £ millions	Notes	2024	2023	2022
Current tax
Charge in respect of current year		(132)	(105)	(127)
Adjustments in respect of prior years		60	20	18
Total current tax charge		(72)	(85)	(109)
Deferred tax
In respect of temporary differences		8	(11)	29
Other adjustments in respect of prior years		(11)	(17)	1
Total deferred tax credit/(charge)	13	(3)	(28)	30
Total tax charge		(75)	(113)	(79)

Summary of Profit Before Tax Differences Calculated
The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the UK tax rate as follows:

All figures in £ millions	2024	2023	2022
Profit before tax	510	493	323
Tax calculated at UK rate (2024: 25%; 2023: 23.5%; 2022: 19%)	(127)	(116)	(62)
Effect of overseas tax rates	(1)	(1)	(12)
Effect of UK rate change	–	(1)	3
Net expense not subject to tax	3	(3)	(9)
Gains and losses on sale of businesses not subject to tax	–	5	2
Unrecognised tax losses	2	1	3
State Aid provision release	63	–	–
Movement in provisions for tax uncertainties – current year	(1)	(2)	(23)
Adjustments in respect of prior years – movement in provisions for tax uncertainties	(12)	1	13
Adjustments in respect of prior years – other	(2)	3	6
Total tax charge	(75)	(113)	(79)
UK	21	(54)	(41)
Overseas	(96)	(59)	(38)
Total tax charge	(75)	(113)	(79)
Tax rate reflected in earnings	14.7%	23.0%	24.5%

Summary of Tax (Charge)/Benefit Recognised in Other Comprehensive Income
The tax benefit/(charge) recognised in other comprehensive income is as follows:

All figures in £ millions	2024	2023	2022
Net exchange differences on translation of foreign operations	2	–	4
Fair value gains on other financial assets	–	–	1
Remeasurement of retirement benefit obligations	(2)	20	(12)
	–	20	(7)